Related party transactions (Details)	6 Months Ended
	Dec. 31, 2025 GBP (£) item	Dec. 31, 2024 GBP (£)
Trusts and other entities controlled by descendants of Malcolm Glazer
Related party transactions
Number of lineal descendants of Mr. Malcolm Glazer | item	6
Voting power on outstanding capital stock (as a percent)	67.91%
Trusts and other entities controlled by descendants of Malcolm Glazer | Class A ordinary shares
Related party transactions
Ownership interest on issued and outstanding ordinary shares (as a percent)	3.04%
Trusts and other entities controlled by descendants of Malcolm Glazer | Class B ordinary shares
Related party transactions
Ownership interest on issued and outstanding ordinary shares (as a percent)	71.04%
INEOS Limited
Related party transactions
Voting power on outstanding capital stock (as a percent)	28.95%
INEOS Limited | Class A ordinary shares
Related party transactions
Ownership interest on issued and outstanding ordinary shares (as a percent)	28.87%
INEOS Limited | Class B ordinary shares
Related party transactions
Ownership interest on issued and outstanding ordinary shares (as a percent)	28.96%
INEOS Automotive Limited
Related party transactions
Sponsorship services provided to related party | £	£ 600,000	£ 0